INVENTORIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
INVENTORIES [Abstract]
Raw materials	$ 1,954	$ 2,168
Work-in-process	1,686	2,616
Finished products	1,030	1,325
Total inventories	4,670	6,109
Obsolete raw material inventory	$ 59	$ 87